Investment Strategy	Aug. 31, 2025
U.S. Treasury Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its objective, under normal circumstances, the Fund invests at least 99.5% of its total assets in cash, U.S. Government Securities, or repurchase agreements collateralized by U.S. Government Securities and other U.S. Treasury investment companies. The Fund also invests at least 80% of its net assets in U.S. Treasury Obligations or repurchase agreements collateralized by U.S. Treasury Obligations. These policies will not be changed without at least 60 days prior notice to shareholders. As a money market fund, the dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

Strategy Portfolio Concentration [Text]	under normal circumstances, the Fund invests at least 99.5% of its total assets in cash, U.S. Government Securities, or repurchase agreements collateralized by U.S. Government Securities and other U.S. Treasury investment companies. The Fund also invests at least 80% of its net assets in U.S. Treasury Obligations or repurchase agreements collateralized by U.S. Treasury Obligations. These policies will not be changed without at least 60 days prior notice to shareholders.
Government Securities Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its objective, under normal circumstances, the Fund invests at least 99.5% of its total assets in cash, U.S. Government Securities, or repurchase agreements collateralized by U.S. Government Securities and other U.S. Government Security investment companies. The Fund also invests at least 80% of its net assets in U.S. Government Securities or repurchase agreements collateralized by U.S. Government Securities. These policies will not be changed without at least 60 days prior notice to shareholders.

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

Strategy Portfolio Concentration [Text]	under normal circumstances, the Fund invests at least 99.5% of its total assets in cash, U.S. Government Securities, or repurchase agreements collateralized by U.S. Government Securities and other U.S. Government Security investment companies. The Fund also invests at least 80% of its net assets in U.S. Government Securities or repurchase agreements collateralized by U.S. Government Securities. These policies will not be changed without at least 60 days prior notice to shareholders.
Limited Duration Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations and fixed income ETFs. Such debt obligations are “investment grade,” rated within the four highest ratings categories assigned by a nationally recognized statistical ratings organization or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. In making that determination, the factors considered at the time of purchase are reviewed. The Fund does not apply an automatic sale trigger.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level. Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and maintains an average portfolio duration of less than three and one-half years. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its net assets in interest-bearing bonds.

Duration provides a measure of a fund’s sensitivity to changes in interest-rates. In general, the longer a fund’s duration, the more its price will fluctuate when interest rates change. A fund with a duration of 10 years is twice as sensitive to interest rate changes as a fund with a five-year duration. A fund with a five-year duration would generally be expected to lose 5% from its net asset value if interest rates rose by one percentage point or gain 5% if interest rates fell by one percentage point.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and maintains an average portfolio duration of less than three and one-half years. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its net assets in interest-bearing bonds.
Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations and fixed income ETFs. Such debt obligations are “investment grade,” rated within the four highest ratings categories assigned by a nationally recognized statistical ratings organization, or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. In making that determination, the factors considered at the time of purchase are reviewed. The Fund does not apply an automatic sale trigger.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level. Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Under normal circumstances the Fund invests at least 80% of its net assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal circumstances the Fund invests at least 80% of its net assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.
Strategic Enhanced Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. In an effort to actively enhance total return and minimize risk, the Fund will engage in opportunistic trading among various sectors based on the perceived market anomalies and inefficiencies detected by the Fund’s portfolio managers, which may be found in illiquid or thinly traded securities and those that may not accurately reflect relevant market information. Total return is defined as a percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income instruments, both domestic and foreign. This investment policy will not be changed by the Fund without at least 60 days’ prior notice to shareholders. The principal “Fixed income instruments” that the Fund invests in are securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, U.S. corporate bonds, global corporate bonds and sovereign bonds denominated in U.S. and non-U.S. dollars, mortgage-backed securities, asset-backed securities, municipal securities, and privately-issued securities that may be resold only in accordance with Rule 144A or Regulation S under the Securities Act of 1933 (the “1933 Act”). Privately issued securities are those securities that are exempt from registration under the 1933 Act and that may be resold only in accordance with Rule 144A, which allows for the private resale of securities to qualified institutional buyers, and Regulation S, which allows for the private sale of securities outside the U.S. The mortgage-backed securities in which the Fund invests are fixed rate mortgage-backed securities backed by Fannie Mae, Freddie Mac, and Ginnie Mae.

The Fund may also invest in securities listed, traded or dealt in foreign countries, including emerging markets countries. Such securities may be denominated in foreign currencies and include sovereign, supra-national and quasi-sovereign bonds and debt instruments. There is no limit on the foreign issuers in which the Fund can invest, provided that the Fund will not invest in any foreign issuer or country in which investment is prohibited by law. The Fund will consider an issuer to be doing a substantial amount of business outside the U.S. if it derives more than 50% of its assets, revenue or income outside of the U.S. The Fund may also invest in preferred stock. The Fund may invest in U.S. Treasury futures for hedging purposes. U.S. Treasury futures with economic characteristics similar to fixed income instruments will be included as investments that satisfy the Fund’s 80% policy discussed above.

“Investment-grade” securities are securities that are rated by at least one major rating agency in one of its top four rating categories, meaning those securities that have a rating of Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd., or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. The Fund will seek to enhance yield by investing up to a combined 60% of its assets in fixed income securities rated below investment grade (also known as “high yield securities” or “junk bonds”), emerging market debt securities, including both sovereign and corporate issuers, and securities denominated in foreign currencies.

The Adviser expects that the Fund’s average duration will range between 20% shorter and 20% longer than that of the Bloomberg US Aggregate Index. For example, on October 31, 2025, the duration was 5.9 years, meaning the Fund’s average duration would range between 4.75 years (20% shorter than the Bloomberg US Aggregate Index) and 7.12 years (20% longer than the Bloomberg US Aggregate Index). Duration provides a measure of a fund’s sensitivity to changes in interest-rates. In general, the longer a fund’s duration, the more its price will fluctuate when interest rates change. A fund with a duration of 10 years is twice as sensitive to interest rate changes as a fund with a five-year duration. A fund with a five-year duration would generally be expected to lose 5% from its net asset value if interest rates rose by one percentage point or gain 5% if interest rates fell by one percentage point.

In selecting fixed income instruments for the Fund, the Adviser actively monitors potential investment opportunities throughout the world and bases its purchase and sale decisions on a fundamental analysis of global economic trends and underlying global economic fundamentals.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income instruments, both domestic and foreign.
Ultra Short Tax-Free Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its objective, under normal circumstances, the Fund invests in a diversified portfolio of municipal bonds and debentures. Such debt obligations are “investment grade” or better, rated within the four highest long-term or two highest short-term rating categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), with at least 65% of the Fund’s net assets invested in securities that are rated within the three highest long-term or highest short-term rating categories or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. In making that determination, the factors considered at the time of purchase are reviewed. The Fund does not apply an automatic sale trigger.

As a matter of fundamental policy, the Fund invests, under normal circumstances, at least 80% of its net assets in municipal securities, the income from which is both exempt from federal income tax and not subject to federal alternative minimum tax for individuals.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund may also utilize credit enhancers, such as insurance. The Fund may invest in money market instruments such as short term tax-exempt notes, commercial paper, variable-rate demand notes, and money market funds.

Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

The Fund, under normal circumstances, invests at least 80% of its net assets in tax-free bonds and maintains a dollar-weighted average maturity between 1 day to 1 year. These policies will not be changed without at least 60 days’ prior notice to shareholders.

Strategy Portfolio Concentration [Text]	under normal circumstances, at least 80% of its net assets in municipal securities, the income from which is both exempt from federal income tax and not subject to federal alternative minimum tax for individuals.
World Energy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets in a wide range of energy-related financial instruments issued in the U.S. and markets around the world. This policy will not be changed without at least 60 days prior notice to shareholders. Energy-related financial instruments may include foreign and domestic securities of issuers that derive more than fifty percent of their assets, revenue or income from activities related to the exploration, extraction, mining, research, development, conservation, refinement, production, transfer, transmission, and transportation of conventional, alternative, renewable and sustainable energy sources, as well as utilities, petrochemicals, plastics, and suppliers and servicers to such industries. Investments typically include a combination of common stock, bonds, exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) but may also include other asset types that are related to energy industry activities. The Fund’s energy-related financial instruments may include sponsored and unsponsored ADRs and GDRs. The Fund may also seek to provide exposure to the investment returns of commodities through investment in commodity-linked derivative instruments, commodity futures, options on commodity future contracts, and investment vehicles that focus on commodities such as ETFs that invest in commodities, commodity options and futures.

The Fund may engage in active and frequent trading.

Under normal market conditions, the Fund will invest at least 40%, but may invest up to 100%, of its net assets in the securities of issuers organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will consider an issuer to be doing a substantial amount of business outside the U.S. if it derives more than 50% of its assets, revenue or income outside of the U.S. or is an international focused ETF or ETN. Under normal market conditions, the Fund invests in issuers from at least three different countries. The Adviser invests the Fund’s assets based on its judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors in the U.S. and around the world.

The Fund may invest in long and short positions in securities of issuers of any market capitalization, emerging market securities, American depositary receipts, European depositary receipts, global depositary receipts, and master limited partnerships (“MLPs”). The Fund may also invest in pooled investment vehicles, including other registered investment companies (“RICs”), ETNs and ETFs, including leveraged and inverse ETFs.

The Fund may invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers. These securities can be rated below investment grade (“junk bonds” or high yield securities) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default. Fixed income investments may include foreign and domestic sovereign issued securities.

Strategy Portfolio Concentration [Text]	under normal circumstances, the Fund invests at least 80% of its net assets in a wide range of energy-related financial instruments issued in the U.S. and markets around the world. This policy will not be changed without at least 60 days prior notice to shareholders.
Hedged Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its objective, under normal circumstances, the Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-related instruments traded on U.S. exchanges. For purposes of this policy, the Fund includes common stocks and securities convertible into common stocks of companies with any market capitalization and sponsored or unsponsored American Depositary Receipts (ADRs). Under normal circumstances, the fund will seek to generate current income. Some of the income will be distributed to shareholders in the form of dividends from portfolio securities; income will also be generated from option premiums by writing (selling) call options on its portfolio securities, all of which will be covered calls. A covered call refers to a financial transaction in which the investor selling a call option owns an equivalent amount of the underlying security. The investor’s ownership of the long position in the asset is the “cover” because the seller can deliver the shares if the buyer of the call option chooses to exercise. The fund seeks to produce current income from dividends and, to a lesser extent, from option writing premiums. Because of the tax treatment options activity receives, call premium income may not be distributed to shareholders. The Fund will buy index and ETF put options as well as put options on individual securities in order to seek to both reduce volatility and provide downside market protection for the portfolio.

The portfolio management team of the Fund selects equity securities that it believes have strong earnings, cash flow and revenue growth prospects, industry leadership with a competitive advantage, strong management teams, understandable and observable fundamental dynamics, and can pay consistent and sustainable dividends. At the time of initial investment selection, common stocks will have a minimum market cap of $1 billion. The portfolio will typically invest in 25 to 40 holdings across multiple economic sectors and will not invest more than 35% of the fund’s net assets in any one such sector to diversify risk.

The extent of option writing activity will depend on the portfolio management team’s judgment regarding perceived value associated with security prices, market conditions, the attractiveness of writing call options on the fund’s stock holdings, and timing issues related to monthly option expiration dates. Writing covered calls produces income from premiums, a portion of which will be used to purchase puts which helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

The fund is required to pledge collateral for the covered call option trades and will hold the security as collateral for all such covered call option trades. Put options collateral is limited to the total cash paid for the option. The fund’s Custodian will segregate such collateral for the benefit of the counterparty. High levels of new investment inflow can lead to periods of higher cash levels, as investment opportunities are identified. Similarly, during periods in which stock markets advance, the exercise of options may result in higher cash levels.

The Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund.

Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Strategy Portfolio Concentration [Text]	under normal circumstances, the Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-related instruments traded on U.S. exchanges.